Entity Level Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Entity Level Disclosures [Abstract]
Schedule of Revenues by Geographical Area	Revenues by geographical area (based on the location of customers):
	Year ended on December 31,
	2023	2022	2021
	USD in thousands
USA	49,954	52,129	6,307
Europe	19,285	21,731	127
Great Britain	5,628	166	-
Israel	15,653	15,266	1,183
Canada	944	385	100
Asia	254	2,108	2,400
Other	6	73	1
	91,724	91,858	10,118

Schedule of Revenue by Major Customers	Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):
	Year ended on December 31,
	2023	2022	2021
	USD in thousands

Customer A	-	-	2,400

Customer B	14,471	16,919	-

Customer C	11,334	16,468	-